NET TRADING AND INVESTMENT INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Net Trading And Investment Income
Schedule of trading and investment income recognized

Trading and investment income recognized on the Consolidated Statements of Income for the years ended December 31, 2017, 2016 and 2015 was as follows:

	2017	2016	2015
	MCh$	MCh$	MCh$
Trading instruments (securities)	43,323	40,893	1,762
Trading instruments (derivatives) (1)	(63,992)	44,499	(47,769)
Other financial investments at fair value with effect on profit or loss	15,121	18,863	11,416
Financial investments available-for-sale realized gain (loss) (*)	13,641	7,998	1,409
Other	175	699	—
Total	8,268	112,952	(33,182)

(*) Results generated by instruments available for sale mainly composed by the following:

(1) The gains (losses) on trading instruments (derivatives) as of December 31, 2017, 2016 and 2015 was as follows:

	As of December 31,
	2017	2016	2015
Gain / (Loss)	MCh$	MCh$	MCh$
Foreign currency forwards	(60,164)	38,992	(34,906)
Interest rate swaps	10,446	9,796	2,605
Foreign currency swaps	1,520	(1,896)	(15,468)
Foreign currency call options	1,312	(1,954)	—
Foreign currency put options	(17,106)	(439)	—
Total	(63,992)	44,499	(47,769)